COMBINED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operating expenses:
Operating income (loss)	$ (751)	$ (5,297)
Revelyst Business
Sales, net (including related party sales of $17,502, $15,767, and $13,847 for the years ended March 31, 2023, 2022, and 2021, respectively)	274,220	321,443	$ 1,308,859	$ 1,339,378	$ 1,322,497
Cost of sales	192,830	226,717	935,637	962,587	925,041
Gross profit	81,390	94,726	373,222	376,791	397,456
Operating expenses:
Research and development	10,523	10,364	42,067	36,652	21,304
Selling, general, and administrative	91,277	89,659	375,212	333,923	273,731
Impairment of goodwill and intangibles			218,812	374,355	0
Operating income (loss)	(751)	(5,297)	(262,869)	(368,139)	102,421
Other (expense) income			(1,988)	2,124	0
Interest income			117	173	1
Income (loss) before income taxes	(814)	(5,796)	(264,740)	(365,842)	102,422
Income tax (provision) benefit	(472)	438	22,458	29,181	(24,045)
Net income (loss)	(1,286)	(5,358)	(242,282)	(336,661)	78,377
Other comprehensive income (loss), net of tax:
Change in derivative instruments, net of tax (expense) benefit of $(757), $778, and $0	317	696	2,434	(2,416)	0
Change in cumulative translation adjustment, net of tax (expense) $(66), $0, and $0	(249)	664	112	(466)	(12)
Total other comprehensive income (loss)	68	1,360	2,546	(2,882)	(12)
Comprehensive income (loss)	$ (1,218)	$ (3,998)	$ (239,736)	$ (339,543)	$ 78,365